Schedule of Investments (a) (unaudited)
June 30, 2023

Corporate Bonds & Notes - 79.11%

Name of Issuer	Principal	Value
Aerospace / Defense - 3.95%
Spirit Aerosystems, Inc., 9.375%, 11/30/2029 (c)	$5,000,000	$5,353,245

Auto Manufacturers - 1.46%
Ford Motor Credit Co. LLC, 3.37%, 11/17/23	2,000,000	1,979,658

Building Products - 6.44%
Builders Firstsource, Inc., 4.25%, 2/01/32 (c)	5,000,000	4,350,375
Louisiana Pacific Corp., 3.625%, 3/15/29 (c)	5,000,000	4,376,750
		8,727,125

Coal - 0.58%
Westmoreland Mining Holdings LLC, 8%, 11/04/30 (d)	904,239	782,947

Drug Stores - 0.37%
Rite Aid Corp., 8%, 11/15/26 (c)	1,012,000	495,880

Energy/Natural Resources - 8.37%
Buckeye Partners LP, 4.35%, 10/15/24	5,000,000	4,882,000
CNX Resources, Inc., 7.25%, 3/14/27 (c)	919,000	909,436
Comstock Resources, Inc., 6.75%, 3/01/29 (c)	5,000,000	4,575,720
Range Resources Corp., 4.875%, 5/15/25	1,000,000	980,057
		11,347,213

Food Processing - 7.16%
B&G Foods, Inc., 5.25%, 4/01/25	5,000,000	4,773,135
Pilgrims Pride Corp., 5.875%, 9/30/27 (c)	5,000,000	4,940,060
		9,713,195

Homebuilders - 3.73%
KB Home, 7.25%, 7/15/30	5,000,000	5,063,120

Industrial Servicing / Manufacturing - 5.05%
Clean Harbors, Inc., 4.875%, 7/15/27 (c)	500,000	478,764
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 8/01/27 (c)	5,500,000	5,679,921
Fortress Transportation and Infrastructure Investors LLC, 5.5%, 5/01/28 (c)	750,000	686,269
		6,844,954

Metals & Mining - 3.35%
Allegheny Technologies, Inc., 6.95%, 12/15/25	4,500,000	4,541,963

Oil & Gas Drilling - 5.49%
Parker Drilling Co., 13%, 9/26/25 (d)	2,687,479	2,633,729
Tidewater, Inc., 8.5%, 11/16/26	4,700,000	4,817,500
		7,451,229

Pipeline - 3.59%
NuStar Energy LP, 5.75%, 10/01/25	5,000,000	4,874,760

Real Estate - 2.93%
Five Point Operating Co. LP, 7.875%, 11/15/25 (c)	4,395,000	3,967,982

Retail Food Chains - 4.31%
Brinker International, Inc., 5%, 10/01/24 (c)	6,000,000	5,850,000

Retail General - 3.87%
G-III Apparel Group LTD, 7.875%, 8/15/25 (c)	5,430,000	5,254,057

Technology - 6.78%
Iron Mountain, Inc., 4.5%, 2/15/31 (c)	1,000,000	859,266
Iron Mountain, Inc., 5.625%, 7/15/32 (c)	4,000,000	3,578,044
Western Digital Corp., 4.75%, 2/15/26	5,000,000	4,760,160
		9,197,470

Tobacco - 8.49%
Pyxus Holdings, Inc., 8.5%, 12/31/27 (c)	10,845,675	6,507,405
Vector Group LTD, 10.5%, 11/01/26 (c)	5,000,000	4,999,820
		11,507,225

Wireless Telecom - 3.19%
Altice France SA, 8.125%, 2/01/27 (c)	5,000,000	4,329,610

Total Corporate Bonds & Notes — (cost -$112,550,570)		$107,281,633

GDP-Linked Bonds - 0.33%
Name of issuer	Principal	Value
Republic of Argentina GDP Linked Security, FRN (based on the performance of Argentina's GDP), 12/15/35 (e)	$34,386,574	$453,215
Total GDP-Linked Bonds — (cost—$1,423,421)		$453,215

Common Stock - 12.41%	Number of
Name of issuer	Shares	Value
Chemicals - 2.11%
Ingevity Corp. (e)	602	$35,012
NL Industries, Inc.	510,200	2,821,406
		2,856,418

Coal - 0.27%
Westmet Group Holdings (d) (e)	22,614	135,684
Westmoreland Mining Holdings LLC, Class A Units (d) (e)	22,417	224,167
		359,851

Electrical Utility - 0.00%
Homer City Holdings, LLC (d) (e)	221,338	0

Energy / Natural Resources - 0.47%
SilverBow Resources, Inc. (e)	5,058	147,289
Talos Energy, Inc. (e)	35,718	495,409
		642,698

Food Processing - 4.01%
Viskase Cos., Inc. (e)	3,052,635	5,433,690

Metals & Mining - 4.21%
American Gilsonite (b) (d) (e)	1,597,765	5,016,982
Metals Recovery Holdings, LLC (b) (d) (e)	21,539	687,537
Ormet Corp. (e)	372,638	-
		5,704,519

Oil & Gas Drilling - 1.17%
Key Energy Services, Inc. (e)	129	97
Parker Drilling Co. (e)	140,471	1,580,299
		1,580,396

Packaging & Container - 0.08%
Westrock Co.	3,626	105,408

Transportation - 0.09%
Getlink SA (France) (e)	7,349	125,006

Total Common Stock — (cost—$52,366,194)		$16,807,986

Preferred Stock - 7.46%	Number of
Name of issuer	Shares	Value
Pipeline - 7.46%
Crestwood Equity Partners LP PFD, 9.25%, Perpetual	1,100,000	$10,120,000
Total Preferred Stock — (cost—$10,441,640)		$10,120,000

Repurchase Agreement - 0.26%
Name of Issuer	Principal	Value
State Street Bank & Trust Co. 1.52% dated 06/30/2023, to be repurchased at $357,783 on 7/03/2023 (f)
Total Repurchase Agreement - (cost - $357,738)	$357,738	$357,738

Total Investments - 99.57% (cost—$177,139,563)		$135,020,572

Net Other Assets and Liabilities - 0.43%		588,212

Net Assets - 100%		$135,608,784

(a)	Portions of the portfolio may be pledged to collateralize short term borrowings.

(b)	Security is valued at fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. The aggregate market value of good faith securities as of June 30, 2023 was $5,704,519 which represents 4.21% of total net assets.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $67,192,604 which represents 49.55% of total net assets. These securities are generally deemed liquid.

(d)	All or a portion the security is restricted. The Trust may acquire restricted securities which are subject to legal or contractual restrictions on resale and may be illiquid. The aggregate market value of restricted securities as of June 30, 2023 was $9,481,046 which represents 6.99% of total net assets. Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
American Gilsonite	1/2/17 - 8/26/21	$9,640,360
Metals Recovery Holdings, LLC	9/30/2016 - 12/10/2019	$4,906,223
Homer City Holdings, LLC	4/6/2017	$588,216
Parker Drilling Co. 13% 9/26/25	3/27/2019	$2,485,714
Westmoreland Mining Holdings LLC, 8%, 11/04/30	5/04/2023	$786,688
Westmet Group Holdings	5/04/2023	$135,685
Westmoreland Mining Holdings LLC, Class A Units	5/04/2023	$861,283

(e)	Non-income producing security.

(f)	Acquired on June 30, 2023. Collateralized by $364,952 of US Treasury Bonds due 5/15/2052. The maturity value is $357,783.

FRN Floating Rate Note - rates reflected are as of June 30, 2023

PFD Preferred Security

Investment Valuation

Accounting Standards Codification ASC 820, Fair Value Measurements and Disclosures (ASC 820) defines fair value as the price that would be received to sell an investment in an orderly transaction between two market participants at the measurement date. ASC 820 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of certain inputs to the fair value measurement requires judgments and considers factors that may be specific to each security. The various inputs that may be used to determine the value of the Trust's investments are summarized in the following fair value hierarchy:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs based on data obtained from various pricing sources (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs including the Trust's own assumptions used to determine the fair value of investments. Factors considered in making such determinations may include, but are not limited to, information obtained directly from the company or analysts and the analysis of the company's financial statements or other documents.

The following table summarized the Trust's investment as of June 30, 2023, based on the inputs used to value them.

	Level 1	Level 2	Level 3	Total as of 6/30/2023
Corporate Bonds, Loans & Notes	$-	$107,281,633	$-	$107,281,633
Common Stock	5,184,920	5,918,547	5,704,519	16,807,986
Preferred Stock	10,120,000	-	-	10,120,000
GDP Linked Bonds	-	453,215	-	453,215
Repurchase Agreement	-	357,738	-	357,738
	$15,304,920	$114,011,133	$5,704,519	$135,020,572

Transfers between hierarchy levels may occur due to market fluctuation, changes in valuation techniques and/or changes in the availability of market data used in the determination of an investment’s valuation. The Trust recognizes transfers between the levels at the end of each period. For the period ended June 30, 2023, there were no transfers among levels 1, 2 and 3.

At June 30, 2023, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

Common Stock Totals as of 6/30/23
Beginning Balance @ 9/30/22	$6,872,445

Purchases / PIK Interest	-

Sales	(360,407)

Realized Gain(Loss)	(949,884)

Net Change in Unrealized
Appreciation/(Depreciation)	142,365

Ending Balance @ 6/30/2023	$5,704,519

Change in Unrealized Gain / (Loss) for Positions Still Held at June 30, 2023
Common Stock	(807,519)
Totals	$(807,519)

The Financial Accounting Standard Board (FASB) issued guidance that a reporting entity should disclose quantitative information about the unobservable inputs used in the fair value determinations that are categorized in the Level 3 hierarchy. The guidance also required additional disclosure regarding the valuation process used and the sensitivity of the fair value measurements to changes in unobservable inputs and the interrelationships between those unobservable inputs within Level 3. The following table presents a summary of valuation techniques, inputs and quantitative information used in determining the fair value of the Trust’s Level 3 securities as of June 30, 2023:

Investment Type	Fair Value	Technique	Valuation Inputs	Significant Unobservable Range	Increase in Input (1)
Common Stock
Metals & Mining	$5,016,982	Market	Forward	7.0x - 10.0x	Increase
		Comparable (2)	EBITDA
Multiple

Metals & Mining	$687,537	Market
		Transaction (3)	N/A	N/A	N/A

		Market	EBITDA	4.6x - 8.5x	Increase
		Comparable (2)	Multiple
$5,704,519

(1)	This column represents the direction change in the fair value of the Level 3 securities that would result from an increase to the corresponding unobservable input. A decrease to the unobservable inputs would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower fair value determinations.

(2)	Earnings multiples are based on comparable public companies and transactions of comparable companies.

(3)	Certain of the Trust's Level 3 investments have been valued using unadjusted inputs that have not been internally developed by the Trust including third-party transactions and quotations.

For additional information on the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent semiannual or annual shareholder report.